GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2016
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(in thousands of $)	2016	2015	2014
(Loss) gain on cancellation of newbuilding contracts	(2,772)	30,756	68,989
Gain on sale of newbuilding contracts	—	78,167	—
Gain on lease termination	89	—	—
	(2,683)	108,923	68,989